Stradley Ronon Stevens & Young, LLP
Suite 2600
2005 Market Street
Philadelphia, PA 19103-7018
Telephone (215) 564-8000
Fax (215) 564-8120

John Y. Kim

jkim@stradley.com

215-564-8020

April 30, 2014

FILED VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

RE:	UBS Relationship Funds
File No. 811-09036

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended (the “1940 Act”), submitted electronically via the EDGAR system, please find enclosed Amendment No. 56 (the “Amendment”) to the Registration Statement of UBS Relationship Funds (the “Registrant”) on Form N-1A.

The Amendment is being filed to update the Fund’s financial statements for the fiscal year ended December 31, 2013, and to make certain non-material changes.

Please direct questions or comments relating to the Amendment to me at the number above.

Very truly yours,

/s/ John Y. Kim
John Y. Kim

Philadelphia, PA • Malvern, PA • Wilmington, DE • Cherry Hill, NJ • Washington, DC

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